Sch1-BALANCE SHEET (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents, at Carrying Value	$ 64,080,000	$ 53,759,000	$ 137,603,000	$ 160,566,000
Restricted Cash and Cash Equivalents, Current	42,074,000	68,363,000
Fair value	2,624,000	3,479,000
Trade accounts receivable, net	18,943,000	11,828,000
Due from Related Parties, Current	12,637,000	9,487,000
Other Receivables	16,703,000	16,180,000
Prepaid expenses and accrued income	3,861,000	3,858,000
Total current assets	233,243,000	260,153,000
Deferred Finance Costs, Noncurrent, Net	696,000	695,000
Total assets	962,179,000	1,367,605,000
Short-term debt and current portion of long-term debt	165,357,000	22,706,000
Related party payables	55,713,000	11,419,000
Accounts Payable, Trade, Current	3,098,000	13,302,000
Accrued Liabilities, Current	22,445,000	33,401,000
Other current liabilities	2,496,000	2,916,000
Total current liabilities	328,588,000	130,772,000
Long-term debt	27,500,000	436,372,000
Related party payables	109,952,000	72,598,000
Other long-term liabilities	2,096,000	2,208,000
Liabilities	1,032,828,000	1,385,656,000
Common Stock, Value, Issued	112,343,000	86,512,000
Additional paid in capital	244,018,000	149,985,000
Contributed surplus	474,129,000	474,129,000
Accumulated other comprehensive loss	(4,258,000)	(3,303,000)	(4,155,000)	(4,779,000)
Retained deficit	(897,213,000)	(734,275,000)
Stockholders' Equity Attributable to Parent	(70,981,000)	(26,952,000)
Liabilities and Equity	962,179,000	1,367,605,000
Parent [Member]
Cash and Cash Equivalents, at Carrying Value	1,669,000	6,568,000	30,600,000	83,830,000
Restricted Cash and Cash Equivalents, Current	445,000	1,728,000
Fair value	2,516,000	3,373,000
Trade accounts receivable, net	0	18,000
Due from Related Parties, Current	0	487,000
Other Receivables	1,635,000	2,299,000
Prepaid expenses and accrued income	152,000	168,000
Total current assets	6,417,000	14,641,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	182,651,000	239,441,000
Deferred Finance Costs, Noncurrent, Net	153,000	696,000
Total assets	189,221,000	254,778,000
Short-term debt and current portion of long-term debt	136,700,000	0
Related party payables	11,031,000	6,017,000
Accounts Payable, Trade, Current	325,000	279,000
Accrued Liabilities, Current	1,837,000	2,487,000
Other current liabilities	196,000	268,000
Total current liabilities	150,089,000	9,051,000
Long-term debt	0	200,000,000
Related party payables	109,952,000	72,610,000
Other long-term liabilities	161,000	69,000
Liabilities	260,202,000	281,730,000
Common Stock, Value, Issued	112,343,000	86,512,000
Additional paid in capital	244,018,000	149,985,000
Contributed surplus	474,129,000	474,129,000
Accumulated other comprehensive loss	(4,258,000)	(3,303,000)
Retained deficit	(897,213,000)	(734,275,000)
Stockholders' Equity Attributable to Parent	(70,981,000)	(26,952,000)
Liabilities and Equity	$ 189,221,000	$ 254,778,000